Other financial assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-current
Time Deposits	$ 2,500	$ 0	$ 0
Related parties (Note 27)	0	0	15,078
Other	0	721	0
Non-current financial assets	2,500	721	15,078
Current
Debt service reserve account		15,075	15,075
Related parties (Note 27)	3,621	7,769	8,270
Loans	0	0	1,986
Corporate Bonds	12,593	0	0
Time Deposits	23,500	7,349	12,482
Other	82	3,743	2,499
Current financial assets	$ 39,796	$ 33,936	$ 40,312